Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

35      Subsequent events

The recent outbreak of coronavirus (“COVID-19”) in China has resulted in the lockdown of several cities. As a growing percentage of our revenue stems from cross-border sales, import restrictions or delays in obtaining required customs clearances, with respect to goods imported from China, could negatively impact our global business and results of operations in future reporting periods. As COVID-19 outbreaks continue to surge, the potential impacts to our business are uncertain and difficult to assess.

The recent Ukraine and Russia war has exacerbated the inflationary pressure and currency devaluations with notable exposures in a number of African countries such as Egypt that are dependent on the agricultural product imports from Russia and/or Ukraine. Currency volatility and high inflation in any of the countries in which we operate could increase the cost of goods to our third-party sellers while decreasing the purchasing power of our consumers. If sellers are unable to pass along price increases to consumers, we could lose sellers from our marketplace. Similarly, if consumers are unwilling to pay higher prices, we could lose consumers. As these events evolve, the potential impacts to our business are uncertain and difficult to assess.

In early 2022, we experienced a cybersecurity incident in which an unauthorized third-party gained access to limited data within Jumia’s information technology systems. We are still investigating but we currently believe that the data accessed was not particularly sensitive. Our operations have not been impacted and we have taken remedial measures to contain the incident. There can, however, be no assurance about the full extent of the breach until we have finalized our assessment.